COMMITMENTS	12 Months Ended
Sep. 30, 2021
COMMITMENTS
COMMITMENTS

NOTE 16 – COMMITMENTS

On July 5, 2021, Chengdu QLS entered into an Investment Agreement with Chongqing Jintong Industrial Construction Investment Co., Ltd (“Chongqing Jintong”). Chengdu QLS would invest and construct factory for manufacturing pig by-products in Chongqing Tongnan High Tech Industrial Zone. As of September 30, 2021, Chengdu QLS made RMB 2,000,000 (approximately $0.3 million) guarantee deposit to Chongqing Jintong, which will be fully repaid once the land use right purchase agreement is delivered. In January 2022, Chengdu QLS made RMB 8,000,000 (approximately $1.2 million) payment to Chongqing Jintong as prepayment for land use right. As of September 30, 2021 and issuance date of this financial statement, the investment was in early planning stage and the Chengdu QLS didn’t enter any other construction agreements.